(Loss) earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares used in the calculation of basic earnings per share (in shares)	183,445,861	180,296,588
Dilutive impact of share options (in shares)	0	1,008,339
Dilutive impact of restricted share units and restricted share units with performance criteria (in shares)	0	246,560
Dilutive impact of performance share units (in shares)	0	213,420
Weighted average number of common shares used in the calculation of diluted earnings per share (in shares)	183,445,861	181,764,907